Employee Benefit Liabilities, Net	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFIT LIABILITIES, NET

Note 17: - Employee Benefit Liabilities, NET

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the labor laws and Israeli Severance Pay Law, the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 of the Israeli Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit only for employees not under Section 14. The computation of the Company’s employee benefit liability is made in accordance with a valid employment contract, or a collective bargaining agreement based on the employee’s salary and employment terms which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

1.	Defined contribution deposit:

The Company’s agreements with part of its employees are in accordance with Section 14 of the Israeli Severance Pay Law. Contributions made by the Company in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. The expenses for the defined benefit deposit in 2022, 2021 and 2020 were $873 thousands, $1,023 thousands and $1,299 thousands, respectively.

U.S. employees defined contribution plan:

As of August 2022, the U.S. Subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. During the year ended December 31, 2022 the U.S. Subsidiary recorded expenses for matching contributions in amounts of $11 thousands.

2.	Defined benefit plans:

The Company accounts for the payment of compensation as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

3.	Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Current service cost	$223	$281	$264
Past service cost	-	415	-
Interest expenses, net	21	23	23
Total employee benefit expenses	237	716	287

Actual return on plan assets	$(25)	$349	$35

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Cost of revenues	$166	$499	$195
Research and development	24	90	45
Selling and marketing	27	62	22
General and administrative	21	65	25

	$238	$716	$287

4.	The plan liabilities, net:

	December 31,
	2022	2021
	U.S. Dollars in thousands

Defined benefit obligation	$4,379	$5,434
Fair value of plan assets	3,707	4,154
Total liabilities, net	$672	$1,280

5.	Changes in the present value of defined benefit obligation

	2022	2021
	U.S. Dollars in thousands

Balance at January 1,	$5,434	$5,606
Interest costs	78	84
Current service cost	223	281
Past service cost	0	415
Benefits paid	(202)	(1,309)
Demographic assumptions	(9)	(10)
Financial assumptions	(715)	(33)
Past Experience	206	149
Currency Exchange	(636)	165
Balance at December 31,	$4,379	$5,434

6.	Plan assets

a)	Plan assets

Plan assets comprise assets held by long-term employee benefit funds and qualifying insurance policies.

b)	Changes in the fair value of plan assets

	2022	2021
	U.S. Dollars in thousands

Balance at January 1,	$4,154	$4,200
Expected return	62	62
Contributions by employer	181	189
Benefits paid	(181)	(780)
Demographic assumptions	0	0
Financial assumptions	(4)	0
Past Experience	(20)	362
Currency exchange	(485)	121
Balance at December 31,	$3,707	$4,154

7.	The principal assumptions underlying the defined benefit plan

	2022	2021	2020
	%

Discount rate of the plan liability	5.10	3.1	1.8
Future salary increases	3.0	3.0	3.0

The sensitivity analyses below have been determined based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period.

In the event that the discount rate would be one percent higher or lower, and all other assumptions were held constant, the defined benefit obligation would decrease by $110 thousands or increase by $165 thousands, respectively.

In the event that the expected salary growth would increase or decrease by one percent, and all other assumptions were held constant, the defined benefit obligation would increase by $158 thousands or decrease by $105 thousands, respectively.